Condensed Consolidating Financial Information (Details) (Textual) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Common Stock Class A Non-voting
Stockholders' Equity
Common stock, par value	$ 0.01	$ 0.01
Common Stock Class B Voting
Stockholders' Equity
Common stock, par value	$ 0.01	$ 0.01